Exhibit 3 - Quantitative information of concession services contracts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	$ 9,571,723	$ 8,388,469
Concession Asset, contractual asset	21,969,034	20,088,460
Concession Asset, financial assets	10,692,402	9,942,921
Total Concessions Asset	42,233,159	38,419,850
Revenue From Concession, asset intangible	2,260,024	2,243,377
Revenue From Concession, contractual asset	4,960,510	4,195,472
Revenue From Concession, financial asset	2,963,302	3,153,033
Revenue From Concession	10,183,836	9,591,882
Peru
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	9,522,629	8,344,644
Revenue From Concession, asset intangible	2,195,266	2,186,873
Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	192,583	128,786
Revenue From Concession, financial asset	1,026,847	1,155,125
Colombia
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	2,168,476	1,965,912
Revenue From Concession, financial asset	262,890	27,327
Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	8,277,738	7,848,223
Revenue From Concession, financial asset	1,624,053	1,970,581
Panama
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	53,605
Revenue From Concession, financial asset	49,512
Energy Transmission | Consorcio Transmantaro | Peru
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	7,333,984	6,374,904
Revenue From Concession, asset intangible	1,252,084	1,265,674
Energy Transmission | ISA REP | Peru
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	1,448,924	1,317,431
Revenue From Concession, asset intangible	811,312	779,025
Energy Transmission | ISA Peru | Peru
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	739,721	652,309
Revenue From Concession, asset intangible	131,870	142,174
Energy Transmission | ISA Bolivia | Bolivia
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	48,429	42,488
Revenue From Concession, asset intangible	30,981	32,148
Energy Transmission | Inteia S.A.S. | Colombia
Exhibit 3. Quantitative information of concession services contracts
Concessions Asset, intangible assets	665	1,337
Revenue From Concession, asset intangible	33,777	24,356
Energy Transmission | ISA Energa Brasil | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	16,785,220	15,156,403
Concession Asset, financial assets	143,786	81,660
Revenue From Concession, contractual asset	3,840,524	3,332,886
Revenue From Concession, financial asset	940,992	1,045,884
Energy Transmission | Interligacao Eletrica Aguapei | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	551,546	539,430
Concession Asset, financial assets	5,482	7,225
Revenue From Concession, contractual asset	70,757	68,574
Revenue From Concession, financial asset	12,099	14,563
Energy Transmission | Interligacao Eletrica Itaquere | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	471,989	507,600
Concession Asset, financial assets	3,918	2,999
Revenue From Concession, contractual asset	54,788	59,958
Revenue From Concession, financial asset	3,213	7,568
Energy Transmission | Interligacao Eletrica Itaunes | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	451,017	463,822
Concession Asset, financial assets	2,266	5,055
Revenue From Concession, contractual asset	70,667	62,868
Revenue From Concession, financial asset	4,784	6,647
Energy Transmission | Interligacao Eletrica Biguau | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	382,111	412,584
Concession Asset, financial assets	3,547	2,881
Revenue From Concession, contractual asset	40,240	44,380
Revenue From Concession, financial asset	10,629	12,447
Energy Transmission | Interligacao Eletrica Norte e Nordeste | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	385,827	420,774
Concession Asset, financial assets	6,596	3,655
Revenue From Concession, contractual asset	51,461	54,346
Revenue From Concession, financial asset	3,093	1,627
Energy Transmission | Interligao Eltrica Jaguar 9 | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	414,858	396,444
Concession Asset, financial assets	8,496	12,051
Revenue From Concession, contractual asset	84,657	76,527
Revenue From Concession, financial asset	12,549	16,016
Energy Transmission | Interligacao Eletrica Serra Do Japi | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	346,684	367,545
Concession Asset, financial assets	3,310	2,947
Revenue From Concession, contractual asset	49,773	45,519
Revenue From Concession, financial asset	6,943	8,049
Energy Transmission | Interligacao Eletrica De Minas Gerais | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	435,705	440,643
Concession Asset, financial assets	3,531	3,963
Revenue From Concession, contractual asset	68,798	126,863
Revenue From Concession, financial asset	6,002	6,589
Energy Transmission | Interligacao Eletrica Tibagi | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	230,114	218,670
Concession Asset, financial assets	822	(1,347)
Revenue From Concession, contractual asset	50,635	26,472
Revenue From Concession, financial asset	6,434	4,104
Energy Transmission | Interligao Eltrica Jaguar 6 | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	166,781	184,741
Concession Asset, financial assets	2,574	1,263
Revenue From Concession, contractual asset	20,804	11,142
Revenue From Concession, financial asset	3,189	2,165
Energy Transmission | Evrecy Participaes | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	441,438	325,208
Concession Asset, financial assets	3,695	1,280
Revenue From Concession, contractual asset	194,823	116,542
Revenue From Concession, financial asset	5,580	7,144
Energy Transmission | Interligacao Eletrica Sul | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	178,033	186,642
Concession Asset, financial assets	1,699	1,795
Revenue From Concession, contractual asset	25,249	29,116
Revenue From Concession, financial asset	2,661	3,389
Energy Transmission | Interligacao Eletrica Itapura | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	154,087	150,682
Concession Asset, financial assets	1,504	1,735
Revenue From Concession, contractual asset	30,845	25,295
Revenue From Concession, financial asset	6,197	7,398
Energy Transmission | Interligao Eltrica Jaguar 8 | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	110,630	108,798
Concession Asset, financial assets	1,103	896
Revenue From Concession, contractual asset	20,489	32,448
Revenue From Concession, financial asset	1,769	658
Energy Transmission | Interligacao Eletrica Riacho Grande | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	416,559	158,384
Revenue From Concession, contractual asset	279,824	78,246
Energy Transmission | Interligacao Eletrica Pinheiros | Brazil
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, contractual asset	46,435	50,090
Concession Asset, financial assets	254	728
Revenue From Concession, contractual asset	6,176	4,290
Revenue From Concession, financial asset	713	10,877
Energy Transmission | Ruta del Loa | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	1,537,355	1,160,000
Revenue From Concession, financial asset	323,645	528,219
Energy Transmission | Ruta del Maipo | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	6,412,889	6,281,734
Revenue From Concession, financial asset	877,003	901,306
Roads | Ruta de La Araucania | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	224,489	344,439
Revenue From Concession, financial asset	191,956	269,324
Roads | Ruta de Los Rios | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	79,482	62,050
Revenue From Concession, financial asset	208,587	252,171
Roads | Ruta del Maule | Chile
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	23,523
Revenue From Concession, financial asset	22,862
Roads | Ruta del Bosque | Chile
Exhibit 3. Quantitative information of concession services contracts
Revenue From Concession, financial asset		19,561
Roads | Ruta Costera | Colombia
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	2,168,476	1,965,912
Revenue From Concession, financial asset	262,890	$ 27,327
Roads | Ruta del Este | Panama
Exhibit 3. Quantitative information of concession services contracts
Concession Asset, financial assets	53,605
Revenue From Concession, financial asset	$ 49,512